Share Incentive Plan	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share Incentive Plan
16.
SHARE INCENTIVE PLAN

2017 Share Incentive Plan

In October 2017, the shareholders of the Company approved the 2017 Share Incentive Plan (the “2017 ESOP”) under which the Company can grant a maximum of 483,846 ordinary shares. On August 24, 2018, the Company further approved an additional 345,503 ordinary shares for issuance, and therefore, 829,349 ordinary shares were reserved for issuance under the 2017 ESOP.

Options

No options were granted during the years ended December 31, 2020 and 2021. A summary of option activities during the year ended December 31, 2022 were presented below:

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share options	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding, December 31, 2021	31,931	560.95	5.81	—	271.90
Granted	375,000	26.94	5.00	2,273	18.51
Exercised	(375,000)	26.94	5.00	(2,273)	18.51
Forfeited	(381)	560.95	—	—	271.90
Outstanding, December 31, 2022	31,550	560.95	4.81	—	271.90

The Company granted 375,000 options in 2022, which were fully vested and exercised immediately and compensation expenses of RMB6,813 were recorded for the year ended December 31, 2022.

The Company calculated the estimated fair value of the options on the grant date using Black-Scholes option pricing model, with the following assumptions used:

May 10,
Grant Dates	2022
Risk-free interest rate (1)	2.9%
Volatility (2)	73.2%
Expected dividend yield (3)	0%
Exercise price	26.94
Expected life (years) (4)	5.00
Fair value of underlying ordinary share	33.00

(1)
Risk-free interest rate was estimated based on the US Treasury constant maturity yield curve with a maturity that matches the expected term of the option.
(2)
The volatility was estimated based on historical volatility of the Company's share price applying the guidance provided by ASC 718 and the daily share price volatility of comparable companies for an observation period that matches the life of options.
(3)
Expected dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.
(4)
Expected life was calculated based on the vesting period and contractual terms of the options.

16.
SHARE INCENTIVE PLAN - continued

Non-vested Shares

On August 1, 2020, the Company granted 80,000 nonvested shares to two employees which were vested immediately and a compensation expense of RMB27,898 was recorded for the year ended December 31, 2020. No non-vested shares were granted during the years ended December 31, 2021 and 2022.

Total share-based compensation expense of share-based awards granted to employees, certain directors and management recognized for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	146	101	33
Sales and marketing expenses	14,278	(14)	4,166
General and administrative expenses	15,324	681	2,982
	29,748	768	7,181

As of December 31, 2022, there were no unrecognized share-based compensation expenses related to share options and non-vested shares.